SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPACT OF ASC 740 ON THE UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization	$ 107,368	$ 81,109	$ 76,571
Deferred income taxes	34,346	(2,822)	27,143
Cash flows from operating activities	213,481	194,128	398,286
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization	119,894	91,730	85,701
Deferred income taxes	(9,092)	(59,013)	15,590
Effect of Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization	(12,526)	(10,621)	(9,130)
Deferred income taxes	$ 43,438	$ 56,191	$ 11,553